Prepayment for Acquisition (Details) ¥ in Millions	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 26, 2022 USD ($)	Sep. 26, 2022 CNY (¥)
Prepayment for Acquisition [Line Items]
Prepayment for acquisition current			$ 3,426,535	$ 3,400,000	¥ 25
Other receivable	5,666,596		$ 1,920,251
Yunnan Faxi Pharmaceuticals Co., Ltd. [Member]
Prepayment for Acquisition [Line Items]
Prepayment for acquisition				$ 10,000,000	¥ 72
Yunnan Faxi Pharmaceuticals Co., Ltd. [Member] | Mr. Xibo Liu [Member]
Prepayment for Acquisition [Line Items]
Equity interest percentage				51.00%	51.00%
Yunnan Faxi Pharmaceuticals Co., Ltd. [Member]
Prepayment for Acquisition [Line Items]
Other receivable	$ 3,562,472	¥ 25